BUSINESS COMBINATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash consideration		$ 6,626
InkFrog, Inc. [Member]
Business Acquisition [Line Items]
Percentage acquired	100.00%
Cash consideration	$ 10,000
Escrow Deposit	$ 3,500
Acquisition related expense		4,200
Professional consulting		$ 200